INCOME TAXES (Schedule of Income before Income Taxes) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income before income taxes	¥ 260,630	¥ 182,727	¥ 166,645
PRC [Member]
Income Taxes [Line Items]
Income before income taxes	272,745	200,789	146,570
Hong Kong [Member]
Income Taxes [Line Items]
Income before income taxes	(573)	(1,908)	(1,964)
Cayman Islands [Member]
Income Taxes [Line Items]
Income before income taxes	¥ (11,542)	¥ (16,154)	¥ 22,039